Deposits and Subordinated Debt - Subordinated Debt - Additional Information (Detail) - CAD ($) $ in Millions				3 Months Ended	9 Months Ended
	Jul. 22, 2021	Jun. 01, 2021	Dec. 08, 2020	Jul. 31, 2021	Jul. 31, 2021
Disclosure Of Deposits [Line Items]
Repayments of subordinated liabilities				$ 1,250	$ 2,250
Series H Medium Term Notes Second Tranche [member]
Disclosure Of Deposits [Line Items]
Repayments of subordinated liabilities			$ 1,000
Percentage of redemption of principal amount plus unpaid accrued interest			100.00%
Series I Medium Term Notes First Tranche [member]
Disclosure Of Deposits [Line Items]
Interest rate		3.32%
Repayments of subordinated liabilities		$ 1,250
Percentage of redemption of principal amount plus unpaid accrued interest		100.00%
Series K Medium Term Notes [member]
Disclosure Of Deposits [Line Items]
Maturity date	July 22, 2031
Floating rate reset date	Jul. 22, 2026
Subordinated debt [member] | 1.928% Subordinated Notes Due 2031 [member]
Disclosure Of Deposits [Line Items]
Face value	$ 1,000
Interest rate	1.928%